Debt	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Debt
17. DEBT

	December 31, 2021	December 31, 2020
Loan	$15,300	$—
Less: current Loan	$(3,400)	$—
Non-current Loan	$11,900	$—
In June 2021, a wholly-owned Peruvian subsidiary of the Company entered into a Loan for the purpose of certain construction financing. The Loan is denominated in USD, has a five-year term with quarterly repayments and bears interest of 3.6% per annum.
On August 10, 2021, Pan American Silver Corp. entered into an amendment agreement to amend and extend the Credit Facility into the Sustainability-Linked Credit Facility. The Sustainability-Linked Credit Facility features a pricing mechanism allowing for pricing adjustments on drawn and undrawn balances based on sustainability performance ratings and scores published by MSCI and S&P Global. The Sustainability-Linked Credit Facility matures on August 8, 2025 and does not include a minimum tangible net worth financial covenant, which was a condition of the previous Credit Facility. In addition, the financial covenants continue to include the requirement for the Company to maintain: (i) a leverage ratio less than or equal to 3.5:1; and (ii) an interest coverage ratio more than or equal to 3.0:1. The Sustainability-Linked Credit Facility and Credit Facility were undrawn at December 31, 2021 and December 31, 2020, respectively. As of December 31, 2021, the Company was in compliance with all covenants required by the Sustainability-Linked Credit Facility.
The Sustainability-Linked Credit Facility can be drawn down at any time to finance the Company’s working capital requirements, acquisitions, investments and for general corporate purposes. Subject to pricing adjustment based on sustainability performance ratings and scores, any amounts drawn under the Sustainability-Linked Credit Facility will incur interest at LIBOR plus 1.825% to 2.80%. Undrawn amounts are subject to a stand-by fee of 0.41% to 0.63% per annum, dependent on the Company's leverage ratio and sustainability performance ratings and scores.
The Company did not draw from these credit facilities during the year ended December 31, 2021 and incurred $2.1 million in standby charges on undrawn amounts. During the year ended December 31, 2020, the Company incurred $2.2 million in standby charges on undrawn amounts and $5.0 million in interest at an average interest rate of 2.6% on drawn amounts under these facilities.